Accounts Receivable (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Schedule of Accounts Receivable
Accounts receivable consist of:

	June 30, 2020	December 31, 2019

Accounts receivable - contracts in progress	$7,105,561	$7,190,412
Accounts receivable - retainage	111,222	188,193
	7,216,783	7,378,605
Allowance for doubtful accounts	(84,000)	(84,000)

Total	$7,132,783	$7,294,605

Accounts receivable consist of:

	December 31, 2019	December 31, 2018

Accounts receivable - contracts in progress	$7,190,412	$1,672,900
Accounts receivable - retainage	188,193	396,513
	7,378,605	2,069,413
Allowance for doubtful accounts	(84,000)	(15,000)

Total	$7,294,605	$2,054,413

Schedule of Contract Assets and Liabilities
Contract assets were as follows at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019

Costs in excess of billings	$641,014	$1,272,372
Unbilled receivables	-	206,213
Retainage	111,222	188,193
	$752,236	$1,666,778

Contract assets were as follows at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Costs in excess of billings	$1,272,372	$718,984
Unbilled receivables	206,213	69,258
Retainage	188,193	396,513
	$1,666,778	$1,184,755

Contract liabilities were as follows at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Billings in excess of costs	$126,026	$180,627

	$126,026	$180,627